FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
					         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


					    Cleveland,  Ohio		March 31, 2001
		[Signature]		        [City, State]	     	Date

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2001


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     42

	c.	Information Table Value Total	$ 173,153

		List of Other Included Managers	    None












FORM 13 F
(SEC USE ONLY)

Quarter Ending March 31, 2001    Name of Reporting Manager     First
Fiduciary Investment Counsel, Inc.
                                           	Fair Market  	Shares
Investment Discretion 	Voting Authority  	Share
                     	Title of          	Value        	Principal
Name of Issuer       	Class  CUSIP #    	(thousands)  	Amount

ALBERTSON'S		common	013104104	8,310		261,150
AT&T			common	001957109	3,343		156,926
CARPENTER TECHNOLOGY	common	144285103	5,419		193,197
CINERGY			common	172474108	5,171		154,114
CLOROX			common	189054109	5,196		165,200
CROWN CORK & SEAL	common	228255105	977		241,129
CUMMINS ENGINE		common	231021106	247		6,575
DU PONT			common	263534109	5,033		123,650
EMERSON ELECTRIC	common	291011104	5,206		83,961
ENGELHARD		common	292845104	337		13,050
EXXON MOBIL		common	30231G102	3,751		46,313
FIRST UNION		common	337358105	7,786		235,940
GENERAL ELECTRIC	common	369604103	239		5,703
GENERAL MILLS		common	370334104	3,863		89,810
GENERAL MOTORS		common	370442105	3,382		65,227
GENUINE PARTS		common	372460105	4,971		191,854
GOODRICH (B.F.)		common	382388106	5,998		156,322
HERCULES		common	427056106	4,859		374,079
INGERSOLL-RAND		common	456866102	2,029		51,100
INT'L PAPER		common	460146103	4,668		129,383
KEYCORP			common	493267108	4,247		164,601
KEYSPAN			common	49337W100	581		15,250
KIMBERLY-CLARK		common	494368103	6,696		98,718
LUBRIZOL		common	549271104	9,947		328,281
MAYTAG			common	578592107	1,758		54,500
MCDONALD'S		common	580135101	749		28,200
MINNESOTA MINING	common	604059105	4,939		47,533
MOTOROLA		common	620076109	3,035		212,803
NAT'L CITY		common	635405103	7,651		286,025
NEWELL RUBBERMAID	common	651229106	2,750		103,772
PACTIV			common	695257105	6,910		570,578
PENNEY (J.C.)		common	708160106	2,263		141,497
PHILIP MORRIS		common	718154107	5,097		107,414
PHILLIPS PETROLEUM	common	718507106	1,622		29,470
PPG INDUSTRIES		common	693506107	3,048		66,130
SARA LEE		common	803111103	7,429		344,233
TECO ENERGY		common	872375100	4,109		137,162
USX-MARATHON GROUP	common	90337T101	6,931		257,165
USX-U.S. STEEL GROUP	common	90337T101	2,180		148,386
V.F. CORP		common	918204108	7,555		215,850
WESTVACO		common	961548104	2,515		103,800
WEYERHAEUSER		common	962166104	361		7,100

						173,153








(SEC USE ONLY)


     Investment Discretion
                                Shared a Shared            Voting Authority
(Shared)
              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
